Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Alger Portfolios
Entity Central Index Key	0000832566
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000025024 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Large Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AAGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$98	0.81%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 42.89% for the fiscal twelve-month period ended December 31, 2024, compared to the 33.36% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Information Technology.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; AppLovin Corp.; Natera, Inc.; Amazon.com, Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, ASML Holding; Pinterest, Inc.; Shopify, Inc.; Adobe Inc.; and MarketAxess Holdings Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Large Cap Growth Portfolio Class I-2	42.89%	16.79%	13.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 371,400,083
Holdings Count | Holding	57	[1]
Advisory Fees Paid, Amount	$ 2,374,810
Investment Company Portfolio Turnover	68.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$371,400,083
Total number of portfolio holdings[1]	57
Portfolio turnover rate as of the end of the reporting period	68.97%
Total advisory fees paid	$2,374,810
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.6%
Consumer Discretionary	14.1%
Energy	0.3%
Exchange Traded Fund	2.4%
Financials	1.5%
Healthcare	8.7%
Industrials	12.1%
Information Technology	44.5%
Mutual Fund	2.7%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025026 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 8.13% for the fiscal twelve-month period ended December 31, 2024, compared to the 15.15% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Regarding individual positions, Q2 Holdings, Inc.; Vertex, Inc.; Astera Labs, Inc.; Shake Shack, Inc.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Cabaletta Bio, Inc.; 908 Devices Inc.; Neogen Corp; Capri Holdings; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Portfolio Class I-2	8.13%	4.16%	7.84%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 150,208,435
Holdings Count | Holding	110	[2]
Advisory Fees Paid, Amount	$ 1,241,647
Investment Company Portfolio Turnover	51.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$150,208,435
Total number of portfolio holdings[1]	110
Portfolio turnover rate as of the end of the reporting period	51.26%
Total advisory fees paid	$1,241,647
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	18.7%
Consumer Staples	2.6%
Energy	3.4%
Financials	2.6%
Healthcare	25.1%
Industrials	12.2%
Information Technology	31.4%
Materials	0.7%
Short-Term Investments and Other Net Assets	2.7%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025028 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Portfolio
Class Name	Class I-2
Trading Symbol	AIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 22.66% for the fiscal twelve-month period ended December 31, 2024, compared to the 25.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Health Care and Consumer Staples sectors provided the largest contributions to relative performance. Regarding individual positions, Broadcom Inc.; Apple Inc.; Microsoft Corp.; JPMorgan Chase & Co.; and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Comcast Corp.; Crown Castle Inc.; TotalEnergies SE; and Prologis, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Portfolio Class I-2	22.66%	14.35%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 42,522,205
Holdings Count | Holding	79	[3]
Advisory Fees Paid, Amount	$ 205,111
Investment Company Portfolio Turnover	3.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$42,522,205
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	3.34%
Total advisory fees paid	$205,111
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.8%
Consumer Discretionary	8.0%
Consumer Staples	6.2%
Energy	4.6%
Financials	14.5%
Healthcare	11.5%
Industrials	6.0%
Information Technology	33.0%
Materials	1.7%
Real Estate	2.9%
Utilities	1.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025030 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Balanced Portfolio
Class Name	Class I-2
Trading Symbol	ABLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 17.07% during the fiscal twelve-month period ended December 31, 2024. The equity portion of the Fund underperformed the 25.02% return of the S&P 500 Index, and the fixed income portion of the Fund outperformed the 1.18% return of the Bloomberg U.S. Government/Credit Bond Index. Regarding the equity portion of the Fund, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Financials and the largest sector underweight was Information Technology.
Contributors to Performance
The Financials and Consumer Staples sectors provided the largest contributions to relative performance. Regarding individual positions, Broadcom Inc.; Apple Inc.; Microsoft Corp. ; JPMorgan Chase & Co.; and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Comcast Corp.; Crown Castle Inc.; TotalEnergies SE; and Prologis, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Tighter Credit Spread	Positive for Fixed Income	Credit spreads narrowed during the period due to strong economic data.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative for Fixed Income	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Balanced Portfolio Class I-2	17.07%	9.87%	8.92%
Bloomberg U.S. Gov't/Credit Bond Index	1.18%	(0.21)%	1.50%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 61,285,298
Holdings Count | Holding	107	[4]
Advisory Fees Paid, Amount	$ 425,091
Investment Company Portfolio Turnover	12.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$61,285,298
Total number of portfolio holdings[1]	107
Portfolio turnover rate as of the end of the reporting period	12.82%
Total advisory fees paid	$425,091
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.2%
Consumer Discretionary	5.9%
Consumer Staples	4.6%
Energy	3.4%
Financials	10.7%
Healthcare	8.4%
Industrials	4.4%
Information Technology	24.3%
Materials	1.3%
Real Estate	2.1%
Utilities	1.2%
Total Equities	73.5%
Corporate Bonds	24.6%
U.S. Government Bonds	1.7%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025032 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AMGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 21.07% for the fiscal twelve-month period ended December 31, 2024, compared to the 22.10% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp.; Vertiv Holdings Co.; Natera, Inc.; Spotify Technology SA; and Palantir Technologies Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, DexCom, Inc.; MongoDB, Inc.; Super Micro Computer, Inc.; Lattice Semiconductor Corp.; and IDEXX Laboratories, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Portfolio Class I-2	21.07%	10.34%	9.79%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 147,697,672
Holdings Count | Holding	67	[5]
Advisory Fees Paid, Amount	$ 1,075,764
Investment Company Portfolio Turnover	61.95%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$147,697,672
Total number of portfolio holdings[1]	67
Portfolio turnover rate as of the end of the reporting period	61.95%
Total advisory fees paid	$1,075,764
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.6%
Consumer Discretionary	10.7%
Exchange Traded Fund	3.6%
Financials	11.4%
Healthcare	7.7%
Industrials	20.5%
Information Technology	33.4%
Materials	1.4%
Real Estate	3.9%
Utilities	1.8%
Short-Term Investments and Other Net Assets	(1.0)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025034 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class I-2
Trading Symbol	ALVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$115	0.93%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 48.13% for the fiscal twelve-month period ended December 31, 2024, compared to the 33.36% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; AppLovin Corp.; Meta Platforms Inc.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Snowflake, Inc.; DexCom, Inc.; Pinterest, Inc.; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class I-2	48.13%	17.84%	15.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 649,434,104
Holdings Count | Holding	74	[6]
Advisory Fees Paid, Amount	$ 4,412,832
Investment Company Portfolio Turnover	66.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$649,434,104
Total number of portfolio holdings[1]	74
Portfolio turnover rate as of the end of the reporting period	66.83%
Total advisory fees paid	$4,412,832
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.8%
Consumer Discretionary	13.8%
Energy	0.5%
Financials	4.8%
Healthcare	5.8%
Industrials	8.6%
Information Technology	48.4%
Materials	0.2%
Real Estate	0.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025033 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class S
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$147	1.19%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 47.77% for the fiscal twelve-month period ended December 31, 2024, compared to the 33.36% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; AppLovin Corp.; Meta Platforms Inc.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Snowflake, Inc.; DexCom, Inc.; Pinterest, Inc.; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class S shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class S	47.77%	17.55%	15.25%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 649,434,104
Holdings Count | Holding	74	[7]
Advisory Fees Paid, Amount	$ 4,412,832
Investment Company Portfolio Turnover	66.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$649,434,104
Total number of portfolio holdings[1]	74
Portfolio turnover rate as of the end of the reporting period	66.83%
Total advisory fees paid	$4,412,832
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.8%
Consumer Discretionary	13.8%
Energy	0.5%
Financials	4.8%
Healthcare	5.8%
Industrials	8.6%
Information Technology	48.4%
Materials	0.2%
Real Estate	0.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
[2]	Excludes Money Market Funds.
[3]	Excludes Money Market Funds.
[4]	Excludes Money Market Funds.
[5]	Excludes Money Market Funds.
[6]	Excludes Money Market Funds.
[7]	Excludes Money Market Funds.